UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Waterstone Asset Management, LLC

Address:  2 Carlson Parkway, Suite 260
          Plymouth, Minnesota 55447

13F File Number: 028-10925

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin Kalish
Title:    Chief Financial Officer
Phone:    (952) 697-4102

Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota           August 06, 2008
--------------------        ------------------------       ------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:   $2,099,781
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number     Name

1.        028-12029                Waterstone Market Neutral Master Fund, Ltd.

2.        028-10926                Waterstone Capital Offshore Advisors, LP

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3     COL 4           COLUMN 5        COL 6    COL 7           COLUMN 8

                                                             MARKET
                                  TITLE OF         CUSIP      VALUE   SHRS OR     SH/ PUT/   INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS           NUMBER    (x1000)  PRN AMT     PRN CALL   DISCRTN   MNGRS  SOLE   SHARED     NONE
3M CO                          COM               88579Y101     4,621       66,400 SH         DEFINED   1, 2   SOLE
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1   000886AE1    31,744   31,700,000 PRN        DEFINED   1, 2   SOLE
A D C TELECOMMUNICATIONS       NOTE 3.500% 7/1   000886AF8    29,473   29,600,000 PRN        DEFINED   1, 2   SOLE
ADVANCED MICRO DEVICES INC     NOTE 6.000% 5/0   007903AL1    22,588   35,500,000 PRN        DEFINED   1, 2   SOLE
ADVANCED MICRO DEVICES INC     NOTE 5.750% 8/1   007903AN7    41,884   57,000,000 PRN        DEFINED   1, 2   SOLE
AMERICAN INTL GROUP INC        COM               026874107     3,969      150,000 SH         DEFINED   1, 2   SOLE
AMERIGROUP CORP                NOTE 2.000% 5/1   03073TAB8    16,714   20,080,000 PRN        DEFINED   1, 2   SOLE
APRIA HEALTHCARE GROUP INC     NOTE 3.375% 9/0   037933AB4    44,899   45,004,000 PRN        DEFINED   1, 2   SOLE
ARCHER DANIELS MIDLAND CO      COM               039483102    10,280      304,600 SH         DEFINED   1, 2   SOLE
ARCHER DANIELS MIDLAND CO      COM               039483102     3,156        4,099     PUT    DEFINED   1, 2   SOLE
ASPEN INSURANCE HOLDINGS LTD   SHS               G05384105     2,114       89,300 SH         DEFINED   1, 2   SOLE
AT&T INC                       COM               00206R102       237        7,030 SH         DEFINED   1, 2   SOLE
BANK OF AMERICA CORPORATION    COM               060505104    10,347      433,456 SH         DEFINED   1, 2   SOLE
BARRETT BILL CORP              NOTE 5.000% 3/1   06846NAA2    23,568   19,500,000 PRN        DEFINED   1, 2   SOLE
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1   101119AB1    10,139   11,350,000 PRN        DEFINED   1, 2   SOLE
BOSTON PRIVATE FINL HLDGS IN   NOTE 3.000% 7/1   101119AC9     8,040    9,000,000 PRN        DEFINED   1, 2   SOLE
BRE PROPERTIES INC             NOTE 4.125% 8/1   05564EBH8     2,320    2,500,000 PRN        DEFINED   1, 2   SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167BZ9    63,024   35,500,000 PRN        DEFINED   1, 2   SOLE
CHESAPEAKE ENERGY CORP         NOTE 2.500% 5/1   165167CA3   196,184  110,500,000 PRN        DEFINED   1, 2   SOLE
CIBER INC                      SDCV 2.875%12/1   17163BAB8    25,636   25,894,000 PRN        DEFINED   1, 2   SOLE
CITIGROUP INC                  COM               172967101     1,140       68,000 SH         DEFINED   1, 2   SOLE
COUNTRYWIDE FINANCIAL CORP     DBCV 5/1          222372AP9    12,930   13,752,000 PRN        DEFINED   1, 2   SOLE
CYPRESS SEMICONDUCTOR CORP     NOTE 1.000% 9/1   232806AK5    10,915    9,425,000 PRN        DEFINED   1, 2   SOLE
ENDO PHARMACEUTICALS HLDGS I   NOTE 1.750% 4/1   29264FAA4    29,802   30,000,000 PRN        DEFINED   1, 2   SOLE
EVERGREEN SOLAR INC            COM               30033R108     2,800      288,925 SH         DEFINED   1, 2   SOLE
E M C CORP MASS                COM               268648102     1,700       10,000     CALL   DEFINED   1, 2   SOLE
E M C CORP MASS                COM               268648102     1,358        7,542     PUT    DEFINED   1, 2   SOLE
EXCEL MARITIME CARRIERS LTD    COM               V3267N107     1,892       48,200 SH         DEFINED   1, 2   SOLE
FAIR ISAAC CORP                NOTE 1.500% 8/1   303250AD6    20,681   20,750,000 PRN        DEFINED   1, 2   SOLE
FLIR SYS INC                   NOTE 3.000% 6/0   302445AB7    61,196   16,542,000 PRN        DEFINED   1, 2   SOLE
GILEAD SCIENCES INC            COM               375558103    71,937    1,358,580 SH         DEFINED   1, 2   SOLE
GREAT ATLANTIC & PAC TEA INC   NOTE 5.125% 6/1   390064AJ2     9,790   10,500,000 PRN        DEFINED   1, 2   SOLE
GREAT ATLANTIC & PAC TEA INC   COM               390064103     2,035       89,160 SH         DEFINED   1, 2   SOLE
GREY GLOBAL GROUP INC          SDCV 5.000%10/1   39787MAB4    10,263    9,000,000 PRN        DEFINED   1, 2   SOLE
HANOVER COMPRESSOR CO          NOTE 4.750% 1/1   410768AE5    49,713   29,832,000 PRN        DEFINED   1, 2   SOLE
HEADWATERS INC                 NOTE 2.875% 6/0   42210PAB8     2,782    3,448,000 PRN        DEFINED   1, 2   SOLE
HEADWATERS INC                 NOTE 2.500% 2/0   42210PAD4     1,417    2,000,000 PRN        DEFINED   1, 2   SOLE
HEALTH MGMT ASSOC INC NEW      NOTE 4.375% 8/0   421933AF9    51,617   51,650,000 PRN        DEFINED   1, 2   SOLE
HERCULES OFFSHORE INC          NOTE 3.375% 6/0   427093AA7    18,321   17,500,000 PRN        DEFINED   1, 2   SOLE
HOLOGIC INC                    FRNT 2.000%12/1   436440AA9    31,856   37,500,000 PRN        DEFINED   1, 2   SOLE
IMCLONE SYS INC                NOTE 1.375% 5/1   45245WAF6   101,423  104,972,000 PRN        DEFINED   1, 2   SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.125%11/1   514936AB9    26,331   33,500,000 PRN        DEFINED   1, 2   SOLE
LANDAMERICA FINL GROUP INC     DBCV 3.250% 5/1   514936AD5     4,556    6,500,000 PRN        DEFINED   1, 2   SOLE
LEHMAN BROS HLDGS INC          COM               524908100     8,635      435,900 SH         DEFINED   1, 2   SOLE
LEHMAN BROS HLDGS INC           7.25%CONV SR P   52523J453    16,041       20,000 PRN        DEFINED   1, 2   SOLE
LINEAR TECHNOLOGY CORP         NOTE 3.000% 5/0   535678AC0    27,726   29,000,000 PRN        DEFINED   1, 2   SOLE
LINEAR TECHNOLOGY CORP         NOTE 3.125% 5/0   535678AD8     9,793   10,000,000 PRN        DEFINED   1, 2   SOLE
LUCENT TECHNOLOGIES INC        DBCV 2.750% 6/1   549463AG2    60,514   66,452,000 PRN        DEFINED   1, 2   SOLE
MCMORAN EXPLORATION CO         COM               582411104     8,256      300,000 SH         DEFINED   1, 2   SOLE
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1   595017AB0    28,371   27,500,000 PRN        DEFINED   1, 2   SOLE
MOLINA HEALTHCARE INC          NOTE 3.750%10/0   60855RAA8     1,717    2,000,000 PRN        DEFINED   1, 2   SOLE
MYLAN INC                      COM               628530107    34,778    2,881,400 SH         DEFINED   1, 2   SOLE
NATIONAL CITY CORP             NOTE 4.000% 2/0   635405AW3    74,738   91,500,000 PRN        DEFINED   1, 2   SOLE
NEKTAR THERAPEUTICS            COM               640268108       131       39,250 SH         DEFINED   1, 2   SOLE
NEW YORK CMNTY CAP TR V        BONUSES           64944P307    67,189    1,428,600 SH         DEFINED   1, 2   SOLE
NII HLDGS INC                  NOTE 3.125% 6/1   62913FAJ1    18,991   22,500,000 PRN        DEFINED   1, 2   SOLE
NOVELL INC                     DBCV 0.500% 7/1   670006AC9    49,641   52,000,000 PRN        DEFINED   1, 2   SOLE
PARKER DRILLING CO             NOTE 2.125% 7/1   701081AR2     5,541    5,474,000 PRN        DEFINED   1, 2   SOLE
PENN VA CORP                   NOTE 4.500%11/1   707882AA4    46,539   30,500,000 PRN        DEFINED   1, 2   SOLE
PHARMACEUTICAL RES INC         NOTE 2.875% 9/3   717125AC2    15,529   17,270,000 PRN        DEFINED   1, 2   SOLE
PRIVATEBANCORP INC             NOTE 3.625% 3/1   742962AD5     3,325    3,500,000 PRN        DEFINED   1, 2   SOLE
PROLOGIS                       NOTE 2.625% 5/1   743410AS1     9,040   10,000,000 PRN        DEFINED   1, 2   SOLE
PROSHARES TR                   ULTRASHRT O&G     74347R586     6,143      230,000 SH         DEFINED   1, 2   SOLE
REINSURANCE GROUP AMER INC     PFD TR INC EQ     759351307    68,119    1,174,831 SH         DEFINED   1, 2   SOLE
SANDISK CORP                   COM               80004C101     2,917      156,005 SH         DEFINED   1, 2   SOLE
SELECT SECTOR SPDR TR          SBI CONS DISCR    81369Y407     2,113       74,200 SH         DEFINED   1, 2   SOLE
ST JUDE MED INC                DBCV 1.220%12/1   790849AD5    85,421   86,000,000 PRN        DEFINED   1, 2   SOLE
SYMANTEC CORP                  NOTE 0.750% 6/1   871503AD0    72,278   63,084,000 PRN        DEFINED   1, 2   SOLE
SYMANTEC CORP                  NOTE 1.000% 6/1   871503AF5   128,380  111,050,000 PRN        DEFINED   1, 2   SOLE
TARGET CORP                    COM               87612E106     4,705      101,200 SH         DEFINED   1, 2   SOLE
TECH DATA CORP                 COM               878237106     5,893      173,893 SH         DEFINED   1, 2   SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209     1,875        2,500     CALL   DEFINED   1, 2   SOLE
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209       839        6,579     PUT    DEFINED   1, 2   SOLE
THERMO FISHER SCIENTIFIC INC   COM               883556102     8,270      148,400 SH         DEFINED   1, 2   SOLE
THORNBURG MTG INC              PFD E CV 7.50%    885218503       218       54,500 SH         DEFINED   1, 2   SOLE
THORNBURG MTG INC              PFD CONV SER F    885218701     3,173      773,905 SH         DEFINED   1, 2   SOLE
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1   893830AV1    11,301   10,000,000 PRN        DEFINED   1, 2   SOLE
TRANSOCEAN SEDCO FOREX INC     NOTE 1.500%12/1   893830AW9    22,783   20,000,000 PRN        DEFINED   1, 2   SOLE
TRINITY INDS INC               NOTE 3.875% 6/0   896522AF6    36,589   38,000,000 PRN        DEFINED   1, 2   SOLE
ULTRA PETROLEUM CORP           COM               903914109    19,906      202,711 SH         DEFINED   1, 2   SOLE
VERISIGN INC                   SDCV 3.250% 8/1   92343EAD4    22,495   17,500,000 PRN        DEFINED   1, 2   SOLE
WACHOVIA CORP NEW              CONV7.5%PFD CL A  929903219    13,278       15,000 PRN        DEFINED   1, 2   SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AJ0     4,503    5,000,000 PRN        DEFINED   1, 2   SOLE
WASHINGTON REAL ESTATE INVT    NOTE 3.875% 9/1   939653AK7     1,351    1,500,000 PRN        DEFINED   1, 2   SOLE
XILINX INC                     COM               983919101    12,870      509,700 SH         DEFINED   1, 2   SOLE
YRC WORLDWIDE INC              COM               984249102       471       31,700 SH         DEFINED   1, 2   SOLE

SK 21823 0002 907793